F/m 10-Year Investment Grade Corporate Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)

CORPORATE BONDS - 98.8%	Par	Value
Communications - 6.0%
Airbnb, Inc., 5.25%, 03/16/2036	$ 122,000	$ 122,091
Alphabet, Inc., 4.80%, 02/15/2036	125,000	123,577
AT&T, Inc., 5.25%, 10/30/2036	124,000	122,712
Booking Holdings, Inc., 5.38%, 05/07/2036	124,000	124,165
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.85%, 12/01/2035	122,000	118,842
Comcast Corp., 3.20%, 07/15/2036	145,000	121,965
Expedia Group, Inc., 5.50%, 04/15/2036	124,000	122,653
Meta Platforms, Inc., 5.25%, 05/15/2036	124,000	123,882
Omnicom Group, Inc., 5.30%, 06/02/2036	126,000	122,415
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)	125,000	121,666
Telefonica Emisiones SA, 7.05%, 06/20/2036	108,000	119,763
T-Mobile USA, Inc., 5.00%, 02/15/2036	123,000	121,217
Verizon Communications, Inc., 6.20% (5 yr. CMT Rate + 2.04%), 05/14/2056	122,000	123,834
Walt Disney Co., 4.63%, 03/14/2036	125,000	121,628
WPP 2025 LLC, 6.50%, 03/30/2036	124,000	121,625
		1,832,035

Consumer Discretionary - 5.2%
Amazon.com, Inc., 4.88%, 03/13/2036	124,000	122,460
American Honda Finance Corp., 5.10%, 01/08/2036	124,000	121,957
Automatic Data Processing, Inc., 5.00%, 05/07/2036	124,000	123,666
ERAC USA Finance LLC, 5.25%, 04/30/2036 (a)	123,000	122,938
General Motors Financial Co., Inc., 5.45%, 01/08/2036 (b)	122,000	121,761
Hyatt Hotels Corp., 5.40%, 12/15/2035	122,000	120,917
McDonald's Corp., 5.00%, 02/13/2036	122,000	121,668
Northwestern University, 4.94%, 12/01/2035	120,000	120,411
O'Reilly Automotive, Inc., 5.10%, 03/12/2036	122,000	120,580
President and Fellows of Harvard College, 5.26%, 03/15/2036	121,000	125,094
PulteGroup, Inc., 4.90%, 03/01/2036	126,000	122,275
Royal Caribbean Cruises Ltd., 5.38%, 01/15/2036	121,000	120,302
Toyota Motor Credit Corp., 4.80%, 01/11/2036	124,000	121,751
		1,585,780

Consumer Staples - 4.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	125,000	121,696
Bunge Ltd. Finance Corp., 5.15%, 03/19/2036	122,000	121,566
Clorox Co., 5.25%, 05/15/2036	124,000	124,022
Diageo Capital PLC, 5.88%, 09/30/2036	115,000	122,053
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.50%, 01/15/2036	123,000	122,798
Maple Parent Holdings Corp., 5.70%, 03/26/2036 (a)	120,000	121,126
Molson Coors Beverage Co., 5.50%, 07/08/2036	122,000	122,929
Philip Morris International, Inc., 4.88%, 04/29/2036	125,000	122,553
Sysco Corp., 4.95%, 03/25/2036	126,000	121,797
Target Corp., 5.25%, 02/15/2036	120,000	122,039
Tyson Foods, Inc., 4.95%, 02/20/2036	124,000	121,041
Walmart, Inc., 4.75%, 04/30/2036	123,000	122,195
		1,465,815

Energy - 10.9%
Antero Resources Corp., 5.40%, 02/01/2036	124,000	122,538
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 5.00%, 06/15/2036	124,000	121,897
Boardwalk Pipelines LP, 5.38%, 02/15/2036	122,000	121,449

Burlington Resources LLC, 5.95%, 10/15/2036	114,000	121,771
Cenovus Energy, Inc., 5.40%, 03/20/2036	122,000	121,868
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (a)	124,000	124,002
Cheniere Energy, Inc., 5.20%, 07/30/2036 (a)	124,000	122,314
Columbia Pipelines Operating Co. LLC, 5.51%, 05/15/2036 (a)	122,000	123,317
DCP Midstream Operating LP, 6.45%, 11/03/2036 (a)	116,000	123,344
Enbridge, Inc., 5.45%, 03/27/2036	122,000	123,744
Energy Transfer LP, 5.35%, 01/15/2036	122,000	121,824
Enterprise Products Operating LLC, 5.20%, 01/15/2036	120,000	120,812
EOG Resources, Inc., 5.35%, 01/15/2036	119,000	120,850
MPLX LP, 5.30%, 04/01/2036	124,000	122,610
Occidental Petroleum Corp., 6.45%, 09/15/2036	112,000	121,717
ONEOK Partners LP, 6.65%, 10/01/2036	112,000	121,882
Patterson-UTI Energy, Inc., 6.05%, 05/15/2036	124,000	124,516
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	122,000	122,491
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	120,000	120,977
Schlumberger Investment SA, 5.15%, 05/07/2036	124,000	124,039
Shell Finance US, Inc., 4.75%, 01/06/2036	123,000	120,890
Targa Resources Corp., 5.40%, 07/30/2036	122,000	122,084
TotalEnergies Capital USA LLC, 4.86%, 01/13/2036	123,000	121,356
TransCanada PipeLines Ltd., 6.38% (5 yr. CMT Rate + 2.12%), 10/17/2056	121,000	122,121
Valero Energy Corp., 5.15%, 03/10/2036	122,000	120,800
Western Midstream Operating LP, 5.50%, 12/15/2035	122,000	121,522
Williams Cos., Inc., 5.15%, 03/15/2036	121,000	119,499
		3,296,234

Financials - 26.6% (c)
AEGON Funding Co. LLC, 5.63%, 05/07/2036	124,000	123,700
Affiliated Managers Group, Inc., 5.50%, 02/15/2036	122,000	120,655
Aflac, Inc., 5.15%, 05/14/2036	124,000	123,911
Alexandria Real Estate Equities, Inc., 5.25%, 03/15/2036	124,000	121,645
Allstate Corp., 5.95%, 04/01/2036	115,000	121,311
American Express Co., 5.41% (5 yr. CMT Rate + 1.15%), 02/08/2041	122,000	121,558
Apollo Global Management, Inc., 5.70%, 03/30/2036	120,000	121,258
Assurant, Inc., 5.55%, 02/15/2036	122,000	121,455
Bank of America Corp., 5.49% (SOFR + 1.57%), 04/23/2037	123,000	122,365
Bank of New York Mellon Corp., 5.09% to 04/23/2036 then SOFR + 1.18%, 04/23/2037	123,000	122,282
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/2036	126,000	122,626
Brixmor Operating Partnership LP, 5.38%, 06/15/2036	124,000	123,618
Broadridge Financial Solutions, Inc., 5.75%, 05/15/2036	124,000	124,455
Brookfield Asset Management Ltd., 5.30%, 01/15/2036	122,000	119,724
Brookfield Finance, Inc., 5.33%, 01/15/2036	122,000	120,415
Camden Property Trust, 4.90%, 02/28/2036	126,000	122,769
Capital One Financial Corp., 5.40% (SOFR + 1.51%), 01/30/2037	124,000	122,320
CBRE Services, Inc., 5.25%, 06/01/2036	125,000	123,078
Charles Schwab Corp., 0.00% to 05/21/2036 then SOFR + 1.28%, 05/21/2037	122,000	123,739
Chubb INA Holdings LLC, 5.30%, 05/20/2036	122,000	123,673
Essential Properties LP, 5.40%, 12/01/2035	122,000	120,791
Essex Portfolio LP, 4.88%, 02/15/2036	125,000	120,589
Fifth Third Bancorp, 5.14% (SOFR + 1.24%), 01/29/2037	124,000	121,441
Gabx Leasing LLC, 5.30%, 04/15/2036 (a)	124,000	122,887
GLP Capital LP / GLP Financing II, Inc., 5.63%, 03/01/2036	125,000	122,838
Goldman Sachs Group, Inc., 5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	124,000	120,880
Goodman US Finance Seven LLC, 5.25%, 04/28/2036 (a)	124,000	122,289
HA Sustainable Infrastructure Capital, Inc., 6.00%, 03/15/2036	124,000	122,481
Hartford Insurance Group, Inc., 5.95%, 10/15/2036	115,000	121,641
Huntington Bancshares, Inc., 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	124,000	121,359
Jefferies Financial Group, Inc., 5.50%, 02/15/2036	126,000	122,623
JPMorgan Chase & Co., 5.15% (SOFR + 1.26%), 04/23/2037	123,000	122,244

KeyCorp, 5.31% (SOFR + 1.37%), 01/28/2037	124,000	122,113
Kilroy Realty LP, 6.25%, 01/15/2036	122,000	122,443
Kimco Realty OP LLC, 5.30%, 02/01/2036	120,000	121,485
Liberty Mutual Group, Inc., 5.25%, 05/01/2036 (a)	126,000	124,397
Loews Corp., 4.94%, 04/01/2036	125,000	121,816
Manulife Financial Corp., 4.99%, 12/11/2035	123,000	121,192
Marsh & McLennan Cos., Inc., 4.95%, 03/15/2036	123,000	121,155
MetLife, Inc., 5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056	122,000	120,661
Morgan Stanley, 5.30% (SOFR + 1.41%), 04/10/2037	123,000	122,669
Old Republic International Corp., 5.70%, 06/01/2036	124,000	124,576
PayPal Holdings, Inc., 5.55%, 06/01/2036	124,000	124,084
PNC Financial Services Group, Inc., 5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	126,000	123,617
Principal Financial Group, Inc., 6.05%, 10/15/2036	113,000	120,653
Progressive Corp., 5.15%, 03/26/2036	122,000	121,953
Prologis LP, 4.90%, 06/15/2036	125,000	122,526
Prologis Targeted US Logistics Fund LP, 4.75%, 01/15/2036 (a)	127,000	121,913
Protective Life Corp., 5.35%, 12/15/2035 (a)	122,000	120,345
Public Storage Operating Co., 5.00%, 12/15/2035	123,000	121,846
Reinsurance Group of America, Inc., 6.38% to 09/15/2036 then 5 yr. CMT Rate + 2.34%, 09/15/2056	126,000	123,971
RLI Corp., 5.38%, 06/01/2036	124,000	120,150
State Street Corp., 5.09% to 04/24/2036 then SOFR + 1.20%, 04/24/2037	123,000	122,168
Sumisho Air Lease Corp., 5.50%, 03/24/2036 (a)	123,000	122,460
Sumitomo Mitsui Financial Group, Inc., 5.33% to 03/03/2036 then 5 yr. CMT Rate + 1.30%, 03/03/2041	125,000	122,294
TPG Operating Group II LP, 5.38%, 01/15/2036	124,000	121,447
Travelers Cos., Inc., 6.75%, 06/20/2036	106,000	119,690
Truist Financial Corp., 5.28% (SOFR + 1.41%), 04/23/2037	124,000	122,826
Unum Group, 5.25%, 12/15/2035	121,000	119,394
US Bancorp, 0.00% to 05/20/2036 then 5 yr. CMT Rate + 1.25%, 05/20/2041	124,000	124,276
Ventas Realty LP, 5.00%, 02/15/2036	124,000	121,670
Visa, Inc., 4.70%, 02/12/2036	123,000	121,861
Voya Financial, Inc., 5.05%, 03/02/2036	127,000	122,774
Wells Fargo & Co., 4.96% (SOFR + 1.10%), 01/23/2037	124,000	121,160
Western Union Co., 6.20%, 11/17/2036	118,000	122,751
Willis North America, Inc., 5.15%, 03/15/2036	124,000	121,454
		8,058,410

Health Care - 9.7%
Abbott Laboratories, 4.65%, 03/15/2036	127,000	123,498
AbbVie, Inc., 4.75%, 03/15/2036	124,000	121,623
Aetna, Inc., 6.63%, 06/15/2036	110,000	119,791
Amgen, Inc., 4.85%, 02/19/2036	124,000	121,585
Astrazeneca Finance LLC, 4.60%, 03/02/2036	126,000	122,649
Augusta SpinCo Corp., 5.25%, 03/23/2036	122,000	121,806
Baxter International, Inc., 5.65%, 12/15/2035	121,000	119,770
Cencora, Inc., 4.90%, 02/13/2036	124,000	120,956
Cigna Group, 5.25%, 01/15/2036	121,000	121,438
Elevance Health, Inc., 5.00%, 01/15/2036	124,000	121,626
Eli Lilly & Co., 4.85%, 05/20/2036	124,000	123,090
GE HealthCare Technologies, Inc., 4.95%, 12/15/2035	123,000	120,216
Gilead Sciences, Inc., 4.00%, 09/01/2036	134,000	123,210
HCA, Inc., 5.30%, 05/15/2036	123,000	121,737
Highmark, Inc., 5.75%, 05/15/2036 (a)	122,000	122,059
Johnson & Johnson, 3.55%, 03/01/2036	135,000	122,974
Merck & Co., Inc., 5.20%, 05/22/2036	122,000	123,497
Novant Health, Inc., 2.64%, 11/01/2036	156,000	124,118
Novartis Capital Corp., 4.90%, 03/18/2036	124,000	123,457
Quest Diagnostics, Inc., 5.00%, 06/30/2036	125,000	122,742
Thermo Fisher Scientific, Inc., 4.90%, 02/12/2036	123,000	121,657
UnitedHealth Group, Inc., 5.80%, 03/15/2036	116,000	122,093

VSP Optical Group, Inc., 5.65%, 06/01/2036 (a)	124,000	123,814
Wyeth LLC, 6.00%, 02/15/2036	114,000	121,609
		2,931,015

Industrials - 10.9%
Amphenol Corp., 4.63%, 02/15/2036	126,000	121,680
Burlington Northern Santa Fe LLC, 6.20%, 08/15/2036	111,000	121,392
Canadian National Railway Co., 4.95%, 05/12/2036	124,000	123,421
Caterpillar, Inc., 6.05%, 08/15/2036	111,000	121,206
CIMIC Finance Ltd., 6.00%, 04/22/2036 (a)	123,000	121,730
CSX Corp., 6.00%, 10/01/2036	113,000	121,065
Fedex Freight Holding Co., Inc., 5.25%, 03/15/2036 (a)	125,000	122,063
Flowserve Corp., 5.70%, 05/15/2036	122,000	122,938
Fortive Corp., 5.25%, 05/15/2036	124,000	123,719
GE Vernova, Inc., 4.88%, 02/04/2036	123,000	121,202
General Electric Co., 4.90%, 01/29/2036	121,000	120,822
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (a)	124,000	122,534
Howmet Aerospace, Inc., 4.75%, 04/15/2036	126,000	122,690
Jacobs Solutions, Inc., 5.38%, 03/03/2036	126,000	123,208
Johnson Controls International PLC, 6.00%, 01/15/2036	114,000	120,825
Kennametal, Inc., 5.80%, 05/28/2036	122,000	123,625
Lockheed Martin Corp., 4.50%, 05/15/2036 (b)	127,000	123,059
RTX Corp., 6.05%, 06/01/2036	111,000	119,252
Sydney Airport Finance Co. Pty Ltd., 5.25%, 03/26/2036 (a)	124,000	122,873
Textron, Inc., 4.95%, 03/15/2036	125,000	121,721
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/2036 (a)	125,000	121,735
Tyco Electronics Group SA, 4.88%, 02/09/2036	123,000	121,153
Union Pacific Corp., 2.89%, 04/06/2036	146,000	122,984
Vertiv Holdings Co., 4.85%, 03/15/2036	124,000	120,782
Waste Connections, Inc., 4.80%, 07/15/2036	126,000	123,165
WSP Global, Inc., 5.71%, 09/18/2036 (a)	124,000	123,464
Xylem, Inc., 5.45%, 06/01/2036	122,000	124,781
		3,299,089

Materials - 5.3%
Amcor Flexibles North America, Inc., 5.13%, 03/12/2036 (b)	126,000	123,473
Amrize Finance US LLC, 7.13%, 07/15/2036	106,000	119,697
ArcelorMittal SA, 5.38%, 05/19/2036	124,000	123,343
BHP Billiton Finance USA Ltd., 5.00%, 02/15/2036	122,000	122,410
CRH America Finance, Inc., 5.00%, 02/09/2036	124,000	121,885
Dow Chemical Co., 5.65%, 03/15/2036 (b)	122,000	122,068
Eagle Materials, Inc., 5.00%, 03/15/2036	126,000	121,628
Ecolab, Inc., 5.35%, 06/15/2036	122,000	123,988
Glencore Funding LLC, 5.51%, 04/01/2036 (a)	122,000	123,296
LYB International Finance III LLC, 5.88%, 01/15/2036 (b)	118,000	119,567
Nutrien Ltd., 5.35%, 05/29/2036	124,000	124,384
Suzano Netherlands BV, 5.50%, 01/15/2036	127,000	123,701
Vale Overseas Ltd., 6.88%, 11/21/2036	110,000	123,103
		1,592,543

Technology - 6.1%
Apple, Inc., 4.50%, 02/23/2036 (b)	124,000	123,550
Applied Materials, Inc., 4.60%, 01/15/2036	125,000	121,337
Broadcom, Inc., 4.95%, 01/15/2036	121,000	119,503
Dell International LLC / EMC Corp., 5.10%, 02/15/2036	124,000	122,908
Intel Corp., 5.30%, 05/15/2036	123,000	122,854
Leidos, Inc., 5.00%, 03/15/2036	126,000	121,974
Marvell Technology, Inc., 5.30%, 04/15/2036	122,000	122,131
Microsoft Corp., 3.45%, 08/08/2036	136,000	122,177

Mobility Global, Inc., 6.05%, 06/15/2036 (a)	122,000		124,142
MSCI, Inc., 5.15%, 03/15/2036	126,000		122,387
Oracle Corp., 5.70%, 02/04/2036	124,000		121,838
S&P Global, Inc., 4.80%, 12/04/2035 (a)	123,000		120,292
Salesforce, Inc., 5.55%, 03/15/2036	121,000		121,732
ServiceNow, Inc., 5.40%, 05/15/2036	124,000		124,949
Verisk Analytics, Inc., 5.13%, 03/15/2036	123,000		120,537
			1,832,311

Utilities - 13.3%
AEP Transmission Co. LLC, 5.25%, 06/01/2036	124,000		124,822
Ameren Corp., 5.00%, 05/15/2036	126,000		123,182
American Water Capital Corp., 5.20%, 04/01/2036	121,000		121,134
Arizona Public Service Co., 5.10%, 03/15/2036	124,000		122,183
Brooklyn Union Gas Co., 5.46%, 03/16/2036 (a)	124,000		122,898
CenterPoint Energy Houston Electric LLC, 4.85%, 04/01/2036	123,000		120,844
Cleco Power LLC, 5.30%, 01/15/2036 (a)	121,000		119,777
Consolidated Edison Co. of New York, Inc., 6.20%, 06/15/2036	112,000		120,571
Constellation Energy Generation LLC, 5.30%, 06/01/2036	124,000		123,613
Consumers Energy Co., 5.13%, 05/01/2036	124,000		124,024
DTE Electric Co., 4.85%, 03/01/2036	124,000		121,461
Duke Energy Indiana LLC, 4.95%, 03/15/2036	126,000		124,166
Entergy Texas, Inc., 5.20%, 06/15/2036	124,000		123,470
Essential Utilities, Inc., 5.13%, 03/15/2036	124,000		122,115
Evergy Missouri West, Inc., 5.25%, 12/15/2035 (a)	122,000		120,537
Exelon Corp., 4.95%, 03/15/2036	124,000		120,619
Florida Power & Light Co., 5.13%, 06/01/2036	124,000		124,528
Iberdrola International BV, 6.75%, 07/15/2036	107,000		120,401
Idaho Power Co., 4.85%, 03/01/2036	125,000		121,901
ITC Holdings Corp., 5.50%, 04/15/2036 (a)	122,000		123,213
Jersey Central Power & Light Co., 5.15%, 01/15/2036 (a)	130,000		129,171
Liberty Utilities Co., 5.65%, 05/15/2036 (a)	122,000		122,382
NiSource, Inc., 5.30%, 05/18/2036	124,000		124,215
NSTAR Electric Co., 5.20%, 05/15/2036	124,000		124,398
Pacific Gas and Electric Co., 5.20%, 05/01/2036	125,000		121,925
PacifiCorp, 5.80%, 04/15/2036	119,000		122,395
Public Service Co. of Colorado, 5.05%, 06/15/2036	122,000		120,701
San Diego Gas & Electric Co., 5.20%, 03/15/2036	122,000		121,878
Southern California Edison Co., 5.63%, 02/01/2036	121,000		120,953
Southern Co., 4.25%, 07/01/2036	131,000		120,824
Spire, Inc., 6.45% (5 yr. CMT Rate + 2.33%), 06/01/2056	119,000		118,721
Virginia Electric and Power Co., 4.95%, 03/15/2036	123,000		120,904
Vistra Operations Co. LLC, 5.55%, 04/30/2036 (a)	123,000		122,345
			4,036,271
TOTAL CORPORATE BONDS (Cost $30,122,010)			29,929,503

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)	1,009,496		1,009,496
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,009,496)			1,009,496

TOTAL INVESTMENTS - 102.1% (Cost $31,131,506)			30,938,999
Liabilities in Excess of Other Assets - (2.1)%		(0.02090)	(633,421)
TOTAL NET ASSETS - 100.0%			$ 30,305,578

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $3,801,323 or 12.5% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $681,390.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 29,929,503	$ –	$ 29,929,503
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,009,496
Total Investments	$ –	$ 29,929,503	$ –	$ 30,938,999

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.